BALANCES IN FOREIGN CURRENCY AND FOREIGN CURRENCY EXCHANGE RATE IMPACT IN PROFIT OR LOSS. (Details 3) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reserve of exchange differences on translation	$ (180,623)	$ 12,114	$ 168,884
Arauco do Brasil S.A. [Member]
Reserve of exchange differences on translation	(70,685)	(6,537)	73,087
Arauco Forest Brasil S.A. [Member]
Reserve of exchange differences on translation	(65,196)	(6,929)	68,314
Arauco Florestal Arapoti S.A. [Member]
Reserve of exchange differences on translation	(17,007)	(1,051)	19,523
Sonae Arauco S.A. [Member]
Reserve of exchange differences on translation	(9,811)	20,547	0
Arauco Argentina S.A. [Member]
Reserve of exchange differences on translation	(7,584)	(752)	4,989
Flakeboard Company Limited [Member]
Reserve of exchange differences on translation	(7,879)	6,529	2,984
Others [Member]
Reserve of exchange differences on translation	$ (2,461)	$ 307	$ (13)